Related Party Transactions (Details) - Schedule of Related Party Balances and Transactions - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Director [Member] | Share-Based Payment Arrangement [Member]
Related Party Transaction [Line Items]
Related Party transactions		$ 4,926	$ 30,684
Director [Member] | Management and consulting fees [Member]
Related Party Transaction [Line Items]
Related Party transactions		133,681	258,397
Related Party [Member]
Related Party Transaction [Line Items]
Short-term liabilities due to a related party		498,781
Long-term loans from related party		589,468	1,088,250
Related Party [Member] | Cost of Revenues [Member]
Related Party Transaction [Line Items]
Related Party transactions	[1]	29,110		1,501
Related Party [Member] | Business Development Services Income [Member]
Related Party Transaction [Line Items]
Related Party transactions		50,000
Related Party [Member] | Development Services [Member]
Related Party Transaction [Line Items]
Related Party transactions		$ 191,170	$ 121,721	$ 29,046

[1]	Related to cost of products purchased from one on the Mr. Gottlieb’s companies.